Summary of Significant Accounting Policies - Entities included in consolidation (Details)	6 Months Ended
Jun. 30, 2022
Libra Shipping Enterprises Corporation [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Alegria Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Alegria
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Felicity Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Gemini Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Galaxy Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Aurora Shipping Enterprises Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Hope
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Palermo Shipping S.A [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Fantastiks Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Fantastiks
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Sagittarius Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sagittarius
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Hyperion Enterprises Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Hyperion
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Chilali Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Aurora II
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Surf Maritime Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Pollux
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Pandora Marine Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Melodia
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Customized Development S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Fulvia
Country of incorporation	Liberia
2022	1/01 – 6/30
2021	1/01 – 6/30
Kohylia Shipmanagement S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Luz
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Orbiter Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Orbiter
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Floral Marine Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Buena Ventura
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Golem Navigation Limited [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Kymata Shipping Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Helios
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Joy Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Joy
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Micaela Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Harmony
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Pearl Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sun
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Velvet Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios La Paix
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Perigiali Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Beaufiks
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Finian Navigation Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Ace
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Ammos Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Prosperity I
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Wave Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Libertas
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Casual Shipholding Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Sol
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Avery Shipping Company [Member]
Entity Information [Line Items]
Vessel name	Navios Symphony
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Coasters Ventures Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Christine B
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Ianthe Maritime S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Aster
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Rubina Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Hongkong
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Topaz Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Singapore
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Beryl Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Tokyo
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Cheryl Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Shanghai
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Christal Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Busan
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Fairy Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Utmost
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Limestone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Unite
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Dune Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Citrine Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Cavalli Navigation Inc. [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Seymour Trading Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Altair I
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Goldie Services Company [Member]
Entity Information [Line Items]
Vessel name	Navios Symmetry
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Andromeda Shiptrade Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Apollon I
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Esmeralda Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sphera
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Triangle Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Mars
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Oceanus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Castor N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Cronus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Protostar N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Leto Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Esperanza N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Dionysus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Harmony N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Prometheus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Solar N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Camelia Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Camelia
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Anthos Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Anthos
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Azalea Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Azalea
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Amaryllis Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Amaryllis
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Zaffre Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Serenitas N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Wenge Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Joie N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Sunstone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Copernicus N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Fandango Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Unity N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Flavescent Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Odysseus N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Emery Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Gem
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Rondine Management Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Victory
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Prosperity Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Aldebaran Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
JTC Shipping and Trading Ltd. [Member]
Entity Information [Line Items]
Vessel name	Holding Company
Country of incorporation	Malta
2022	1/01 – 6/30
2021	1/01 – 6/30
Navios Maritime Partners L.P. [Member]
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Navios Maritime Operating LLC. [Member]
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Navios Partners Finance (US) Inc. [Member]
Entity Information [Line Items]
Vessel name	Co-Borrower
Country of incorporation	Delaware
2022	1/01 – 6/30
2021	1/01 – 6/30
Navios Partners Europe Finance Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Solange Shipping Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Avior
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/30 – 6/30
Mandora Shipping Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Centaurus
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/30 – 6/30
Olympia II Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Domino
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Pingel Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Delight
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Ebba Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Destiny
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Clan Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Devotion
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Sui An Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Dedication
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Bertyl Ventures Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Azure
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Silvanus Marine Company [Member]
Entity Information [Line Items]
Vessel name	Navios Summer
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Anthimar Marine Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Amarillo
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Enplo Shipping Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Verde
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Morven Chartering Inc. [Member]
Entity Information [Line Items]
Vessel name	Matson Oahu
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Rodman Maritime Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Spring
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Isolde Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Indigo
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Velour Management Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Vermilion
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Evian Shiptrade Ltd. [Member]
Entity Information [Line Items]
Vessel name	Matson Lanai
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Theros Ventures Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Lapis
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Legato Shipholding Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Tempo
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Inastros Maritime Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Chrysalis
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Zoner Shiptrade S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Dorado
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Jasmer Shipholding Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Nerine
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Thetida Marine Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Magnolia
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Jaspero Shiptrade S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Jasmine
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Peran Maritime Inc. [Member]
Entity Information [Line Items]
Vessel name	Zim Baltimore(ex Navios Felicitas)
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Nefeli Navigation S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Unison
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Crayon Shipping Ltd [Member]
Entity Information [Line Items]
Vessel name	Navios Miami
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Chernava Marine Corp. [Member]
Entity Information [Line Items]
Vessel name	Bahamas
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Proteus Shiptrade S.A [Member]
Entity Information [Line Items]
Vessel name	Zim Carmel
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Vythos Marine Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Constellation
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Navios Maritime Containers Sub L.P. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Navios Partners Containers Finance Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Boheme Navigation Company [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Navios Partners Containers Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Iliada Shipping S.A. [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Vinetree Marine Company [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Afros Maritime Inc. [Member]
Entity Information [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/31 – 6/30
Cavos Navigation Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Libra
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Perivoia Shipmanagement Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Amitie
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Pleione Management Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Star
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	1/01 – 6/30
Bato Marine Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Armonia
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/05 – 6/30
Agron Navigation Company [Member]
Entity Information [Line Items]
Vessel name	TBN II
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/05 – 6/30
Teuta Maritime S.A. [Member]
Entity Information [Line Items]
Vessel name	TBN VI
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/05 – 6/30
Ambracia Navigation Company [Member]
Entity Information [Line Items]
Vessel name	Navios Primavera
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/05 – 6/30
Artala Shipping Co. [Member]
Entity Information [Line Items]
Vessel name	TBN IV
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/05 – 6/30
Migen Shipmanagement Ltd. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	3/05 – 6/30
Bole Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Spectrum N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	4/28 – 6/30
Brandeis Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Ete N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	5/10 – 6/30
Buff Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Fleur N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	5/10 – 6/30
Morganite Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN V
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	6/01 – 6/30
Balder Martitime Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Koyo
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	6/04 – 6/30
Melpomene Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN VII
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	6/23 – 6/30
Urania Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN VIII
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	6/23 – 6/30
Terpsichore Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN IX
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	6/23 – 6/30
Erato Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN X
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	6/23 – 6/30
Lavender Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Ray
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	6/30 – 6/30
Nostos Shipmanagement Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Bonavis
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021	6/30 – 6/30
Navios Maritime Acquisition Corporation [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Navios Acquisition Europe Finance Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Navios Acquisition Finance (US) Inc. [Member]
Entity Information [Line Items]
Vessel name	Co-Issuer of Ship Mortgage Notes
Country of incorporation	Delaware
2022	1/01 – 6/30
2021
Navios Maritime Midstream Partners GP LLC [Member]
Entity Information [Line Items]
Vessel name	Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Letil Navigation Ltd. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Navios Maritime Midstream Partners Finance (US) Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Delaware
2022	1/01 – 6/30
2021
Aegean Sea Maritime Holdings Inc. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Amorgos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Cosmos
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Andros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Polaris
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Antikithira Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Equator
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Antiparos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Atria
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Antipaxos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Dorado
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Antipsara Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Velocity
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Crete Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Cetus
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Delos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Photon
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Folegandros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Andromeda
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Ikaria Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Aquila
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Ios Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Cielo
Country of incorporation	Cayman Islands
2022	1/01 – 6/30
2021
Iraklia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Bougainville
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Kimolos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Kithira Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Orbit
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Kos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Bellatrix
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Lefkada Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Buena Suerte
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Leros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Mytilene Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Orion
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Oinousses Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Jupiter
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Psara Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Luminosity
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Rhodes Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Cassiopeia
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Samos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Synergy
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Samothrace Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Pulsar
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Serifos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Estella
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Sifnos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Titan
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Skiathos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Capella
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Skopelos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Ariadne
Country of incorporation	Cayman Islands
2022	1/01 – 6/30
2021
Skyros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Sextans
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Syros Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Alderamin
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Thera Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Atropos
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Tilos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Spherical
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Tinos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Rigel
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Zakynthos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Quasar
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Cyrus Investments Corp. [Member]
Entity Information [Line Items]
Vessel name	Baghdad
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Olivia Enterprises Corp. [Member]
Entity Information [Line Items]
Vessel name	Erbil
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Limnos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Pyxis
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Thasos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Equinox
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Agistri Shipping Limited [Member]
Entity Information [Line Items]
Vessel name	Operating Subsidiary
Country of incorporation	Malta
2022	1/01 – 6/30
2021
Paxos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Donoussa Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Schinousa Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Alonnisos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Makronisos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Shinyo Loyalty Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2022	1/01 – 6/30
2021
Shinyo Navigator Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2022	1/01 – 6/30
2021
Amindra Navigation Co. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Navios Maritime Midstream Partners L.P. [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Navios Maritime Midstream Operating LLC [Member]
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Shinyo Dream Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2022	1/01 – 6/30
2021
Shinyo Kannika Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2022	1/01 – 6/30
2021
Shinyo Kieran Limited [Member]
Entity Information [Line Items]
Vessel name	Nave Universe
Country of incorporation	British Virgin Islands
2022	1/01 – 6/30
2021
Shinyo Ocean Limited [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Hong Kong
2022	1/01 – 6/30
2021
Shinyo Saowalak Limited [Member]
Entity Information [Line Items]
Vessel name	Nave Constellation
Country of incorporation	British Virgin Islands
2022	1/01 – 6/30
2021
Sikinos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Kerkyra Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Galactic
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Doxa International Corp. [Member]
Entity Information [Line Items]
Vessel name	Nave Electron
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Alkmene Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Star N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Aphrodite Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Aurora N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Dione Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Lumen N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Persephone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hector N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Rhea Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Perseus N
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Tzia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Nave Celeste
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Boysenberry Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Cadmium Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Celadon Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Cerulean Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Former Vessel-Owning Company
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Kleio Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XI
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Polymnia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XII
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Goddess Shiptrade Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Astra
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Navios Acquisition Merger Sub. Inc. [Member]
Entity Information [Line Items]
Vessel name	Merger SPV
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Aramis Navigation Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Azimuth
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Thalia Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XV
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Muses Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XVI
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Euterpe Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XIV
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Calliope Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XIII
Country of incorporation	Marshall Is.
2022	1/01 – 6/30
2021
Karpathos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XXI
Country of incorporation	Marshall Is.
2022	6/22 – 6/30
2021
Patmos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XXII
Country of incorporation	Marshall Is.
2022	6/22 – 6/30
2021
Tarak Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XVIII
Country of incorporation	Marshall Is.
2022	4/26 – 6/30
2021
Astrovalos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XVII
Country of incorporation	Marshall Is.
2022	4/26 – 6/30
2021
Ithaki Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XX
Country of incorporation	Marshall Is.
2022	4/26 – 6/30
2021
Gavdos Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	TBN XIX
Country of incorporation	Marshall Is.
2022	4/26 – 6/30
2021